Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	true
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Trading Symbol	CNHI
Entity Registrant Name	CNH Industrial N.V.
Entity Central Index Key	0001567094
Current Fiscal Year End Date	--12-31
Amendment Description	This Amendment No. 1 amends the Form 6-K (the “Original Form 6-K”), dated August 4, 2017, of CNH Industrial N.V. (relating to its Quarterly Report for the three and six months ended June 30, 2017 (prepared in accordance with U.S. GAAP)), solely to include Exhibit 101 to the Original Form 6-K in accordance with Rule 405 of Regulation S-T. Exhibit 101 provides the financial statements formatted in XBRL (eXtensible Business Reporting Language). Except as specifically described in this explanatory note, this Amendment No. 1 does not amend, modify or update any disclosures contained in the Original 6-K.